SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Fair value
Impairment of investment in equity investee	$ 4,611	¥ 30,000	¥ 0	¥ 0